COMMITMENTS, CONTINGENCIES AND GUARANTEES - Letters of Credit Issued by Brookfield (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 1,609	$ 1,048
Brookfield Renewable along with institutional partners
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	99	98
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 1,510	$ 950